Matthews Asia Growth Fund	September 30, 2023

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 99.0%

	Shares	Value

JAPAN: 45.0%
Keyence Corp.	42,800	$15,828,549
Disco Corp.	79,300	14,651,160
Daiichi Sankyo Co., Ltd.	522,200	14,296,438
Sumitomo Mitsui Financial Group, Inc.	268,800	13,205,081
Japan Elevator Service Holdings Co., Ltd.	839,000	12,289,412
Hitachi, Ltd.	175,500	10,877,065
Shin-Etsu Chemical Co., Ltd.	368,900	10,714,940
ORIX Corp.	525,000	9,803,012
Toyota Motor Corp.	492,500	8,835,612
Kyoritsu Maintenance Co., Ltd.	211,300	8,793,806
SoftBank Group Corp.	179,600	7,565,747
OBIC Business Consultants Co., Ltd.	164,700	6,816,310
Sony Group Corp.	77,000	6,296,720
Unicharm Corp.	170,200	6,017,888
Amvis Holdings, Inc.	332,100	5,774,483
Sega Sammy Holdings, Inc.	290,700	5,361,222
SHIFT, Inc.[b]	28,000	5,091,883
Tokyo Ohka Kogyo Co., Ltd.	73,600	4,372,204
ZOZO, Inc.	237,600	4,350,738
Nidec Corp.	88,800	4,100,202
Asahi Intecc Co., Ltd.	178,300	3,196,630
giftee, Inc.[b]	332,100	3,150,427
PeptiDream, Inc.[b]	285,800	3,075,918
KeePer Technical Laboratory Co., Ltd.	55,200	2,148,961
TRYT, Inc.[b]	322,800	1,637,329
Integral Corp.[b]	83,600	1,208,911

Total Japan		189,460,648

CHINA/HONG KONG: 18.8%
Legend Biotech Corp. ADR[b]	180,460	12,121,498
BeiGene, Ltd. ADR[b]	60,890	10,952,284
Tencent Holdings, Ltd.	276,100	10,702,729
Alibaba Group Holding, Ltd.[b]	766,700	8,312,704
Innovent Biologics, Inc.[b,c,d]	1,533,000	7,446,218
Wuxi Biologics Cayman, Inc.[b,c,d]	799,500	4,646,581
PDD Holdings, Inc. ADR[b]	46,634	4,573,396
BYD Co., Ltd. H Shares	136,000	4,190,191
MINISO Group Holding, Ltd. ADR	148,592	3,848,533
H World Group, Ltd.[b]	918,000	3,610,002
Meituan Class Bb,c,d	236,860	3,428,831
JD Health International, Inc.[b,c,d]	424,350	2,180,677
JD.com, Inc. Class A	144,535	2,102,816
Hangzhou Tigermed Consulting Co., Ltd. H Shares[c,d]	217,100	1,138,457

Total China/Hong Kong		79,254,917

INDIA: 17.6%
Bajaj Finance, Ltd.	158,000	14,820,170
Maruti Suzuki India, Ltd.	99,257	12,655,200
Axis Bank, Ltd.	943,078	11,739,193
Mahindra & Mahindra, Ltd.	599,040	11,186,377
HDFC Bank, Ltd.	593,749	10,889,306
Dabur India, Ltd.	1,156,571	7,663,429
Sona Blw Precision Forgings, Ltd.[c,d]	763,793	5,355,371

Total India		74,309,046

	Shares	Value

INDONESIA: 4.9%
PT Bank Rakyat Indonesia Persero Tbk	61,509,800	$20,773,884

Total Indonesia		20,773,884

TAIWAN: 4.7%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	102,841	8,936,883
Taiwan Semiconductor Manufacturing Co., Ltd.	522,000	8,511,860
Alchip Technologies, Ltd.	13,000	1,089,672
Makalot Industrial Co., Ltd.	103,000	1,072,704

Total Taiwan		19,611,119

AUSTRALIA: 3.7%
CSL, Ltd.	54,914	8,846,812
Woodside Energy Group, Ltd.	280,469	6,521,208

Total Australia		15,368,020

SOUTH KOREA: 2.5%
Samsung Electronics Co., Ltd.	209,916	10,612,122

Total South Korea		10,612,122

SINGAPORE: 1.3%
Sea, Ltd. ADR[b]	120,393	5,291,272

Total Singapore		5,291,272

THAILAND: 0.5%
Central Retail Corp. Public Co., Ltd.	1,962,700	2,071,845

Total Thailand		2,071,845

TOTAL INVESTMENTS: 99.0%		416,752,873

(Cost $425,437,647)

CASH AND OTHER ASSETS,
LESS LIABILITIES: 1.0%		4,409,536

NET ASSETS: 100.0%		$421,162,409

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b	Non-income producing security.

c

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2023, the aggregate value is $24,196,135, which is 5.75% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

ADR	American Depositary Receipt

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

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